Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

13.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Salaries and welfare payables	166,923	195,014
Payables for purchase of property and equipment	102,181	179,839
Accrued expenses	41,558	65,159
Current portion of operating lease liabilities	34,975	34,993
VAT and other tax payables	5,903	19,847
Advances from employees	4,962	3,472
Total	356,502	498,324